Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal
State
Foreign			331	131
Total current			331	131
Deferred:
Federal
State
Foreign
Total deferred
Total income tax provision	$ 104	$ 1	$ 331	$ 131